Organization and Principal Activities	12 Months Ended
Dec. 31, 2025
Organization and Principal Activities [Abstract]
Organization and principal activities

1. Organization and principal activities

Pinnacle Food Group Limited (“PGL” or “the Company”) was incorporated in the Cayman Islands on November 16, 2023. Its operating subsidiary, Pinnacle Food Inc. (“PFI”), was incorporated in Canada on November 3, 2015 and its operations consist of the sale of smart farming systems. PFI exited the ginseng business in 2023 with the goal to focus on smart farming business. PFAI Investment Limited (“PFAI”), a wholly owned subsidiary, was incorporated in Canada on February 2, 2024, and is principally engaged in investment holding activities. Pinnacle Food Agtech HK Limited (“PFA HK”) and Pinnacle Food Trading HK Limited (“PFT HK”), wholly owned subsidiaries, were incorporated in Hong Kong on May 27, 2025, and are principally engaged in research and development activities and the sale of smart farming systems, respectively. Dingfengzhipin Agri-Tech (Beijing) Co., Ltd (“Dingfengzhipin”), a wholly owned subsidiary, was incorporated in China on July 14, 2025, and is principally engaged in product research and development activities.

	Principal activities	Percentage of ownership	Date of incorporation	Place of incorporation
Pinnacle Food Group Limited (“PGL”)	Holding company	—	November 16, 2023	Cayman Islands
PFAI Investment Limited (“PFAI”)	Holding company	*100%	February 2, 2024	Canada
Pinnacle Food Inc. (“PFI”)	Sale of smart farming system	100%	November 3, 2015	Canada
Pinnacle Food Agtech HK Limited (“PFA HK”)	Research and development	100%	May 27, 2025	Hong Kong
Pinnacle Food Trading HK Limited (“PFT HK”)	Sale of smart farming system	100%	May 27, 2025	Hong Kong
Dingfengzhipin Agri-Tech (Beijing) Co., Ltd (“Dingfengzhipin”)	Product research and development	100%	July 14, 2025	People’s Republic of China

*	Two classes of shares, Class A common shares and Class B preferred shares, were issued and outstanding on the date of incorporation. The Company holds 100% of the Class A common shares of PFAI. Only Class A common shares have voting rights. The Company may pay dividends to the shareholders of Class A common shares and Class B preferred shares based on the discretion of the directors. On July 29, 2024, the holder of the Class B preferred shares transferred all of her Class B preferred share to PFAI in exchange for the same number of Class E preferred shares. On the same date, the Class B preferred shares were cancelled. The Class E preferred shareholders do not have voting or dividend rights. In the event of the liquidation, dissolution or winding-up of PFAI, the shareholders of Class E preferred shares may only receive up to $2,999,000 of PFAI’s residual interest. Therefore, the Company, in substance controls 100% of PFAI, including its voting right and future earnings/loss. Refer to Note 13 for more details.